Columbia Variable Portfolio – Core Equity Fund
Third Quarter Report
September 30, 2025 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.4%
Interactive Media & Services 10.3%
Alphabet, Inc., Class A	55,004	13,371,472
Meta Platforms, Inc., Class A	13,076	9,602,753
Total		22,974,225
Media 0.1%
Fox Corp., Class A	5,363	338,191
Total Communication Services		23,312,416
Consumer Discretionary 10.6%
Automobile Components 1.0%
Aptiv PLC(a)	26,300	2,267,586
Automobiles 1.2%
Tesla, Inc.(a)	5,866	2,608,728
Broadline Retail 3.4%
Amazon.com, Inc.(a)	34,816	7,644,549
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.	813	4,389,607
Expedia Group, Inc.	1,479	316,136
Total		4,705,743
Specialty Retail 0.2%
Lowe’s Companies, Inc.	1,750	439,792
Textiles, Apparel & Luxury Goods 2.7%
Ralph Lauren Corp.	10,602	3,324,363
Tapestry, Inc.	23,058	2,610,627
Total		5,934,990
Total Consumer Discretionary		23,601,388
Consumer Staples 4.6%
Beverages 0.5%
Molson Coors Beverage Co., Class B	27,123	1,227,316
Consumer Staples Distribution & Retail 0.7%
Target Corp.	16,374	1,468,748
Food Products 0.6%
ConAgra Foods, Inc.	73,257	1,341,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Colgate-Palmolive Co.	21,034	1,681,458
Kimberly-Clark Corp.	2,083	259,000
Total		1,940,458
Tobacco 1.9%
Altria Group, Inc.	64,969	4,291,852
Total Consumer Staples		10,269,709
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	29,484	4,578,570
Exxon Mobil Corp.	9,752	1,099,538
Valero Energy Corp.	7,942	1,352,205
Total		7,030,313
Total Energy		7,030,313
Financials 13.1%
Banks 2.9%
Citigroup, Inc.	46,231	4,692,447
JPMorgan Chase & Co.	5,975	1,884,694
Total		6,577,141
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	9,300	1,013,328
Blackrock, Inc.	2,684	3,129,195
CME Group, Inc.	13,221	3,572,182
Total		7,714,705
Consumer Finance 1.8%
Synchrony Financial	54,887	3,899,721
Financial Services 3.8%
Fiserv, Inc.(a)	22,142	2,854,768
Visa, Inc., Class A	16,708	5,703,777
Total		8,558,545
Insurance 1.1%
Allstate Corp. (The)	11,827	2,538,666
Total Financials		29,288,778

Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 2.0%
AbbVie, Inc.	6,941	1,607,119
Amgen, Inc.	2,655	749,241
Argenx SE, ADR(a)	304	224,219
BioMarin Pharmaceutical, Inc.(a)	4,875	264,030
Regeneron Pharmaceuticals, Inc.	949	533,594
Vertex Pharmaceuticals, Inc.(a)	2,569	1,006,123
Total		4,384,326
Health Care Equipment & Supplies 0.2%
Align Technology, Inc.(a)	1,778	222,641
Baxter International, Inc.	14,547	331,235
Total		553,876
Health Care Providers & Services 1.8%
CVS Health Corp.	17,985	1,355,889
McKesson Corp.	3,358	2,594,190
Total		3,950,079
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	9,200	1,439,432
IQVIA Holdings, Inc.(a)	2,682	509,419
Total		1,948,851
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	86,896	3,919,010
Pfizer, Inc.	68,365	1,741,940
Viatris, Inc.	265,957	2,632,974
Total		8,293,924
Total Health Care		19,131,056
Industrials 8.2%
Aerospace & Defense 0.4%
General Dynamics Corp.	2,450	835,450
Building Products 2.1%
Johnson Controls International PLC	34,938	3,841,433
Masco Corp.	5,774	406,432
Trane Technologies PLC	1,232	519,855
Total		4,767,720
Ground Transportation 0.4%
Uber Technologies, Inc.(a)	9,503	931,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.9%
Pentair PLC	32,805	3,633,482
Snap-On, Inc.	8,433	2,922,287
Total		6,555,769
Passenger Airlines 0.9%
Delta Air Lines, Inc.	13,873	787,293
United Airlines Holdings, Inc.(a)	11,822	1,140,823
Total		1,928,116
Professional Services 1.5%
Automatic Data Processing, Inc.	11,693	3,431,895
Total Industrials		18,449,959
Information Technology 34.0%
Communications Equipment 2.9%
Arista Networks, Inc.(a)	27,424	3,995,951
Cisco Systems, Inc.	19,338	1,323,106
F5, Inc.(a)	4,050	1,308,919
Total		6,627,976
IT Services 0.4%
VeriSign, Inc.	3,330	930,968
Semiconductors & Semiconductor Equipment 12.8%
Broadcom, Inc.	7,751	2,557,132
NVIDIA Corp.	115,357	21,523,309
Qorvo, Inc.(a)	3,481	317,050
QUALCOMM, Inc.	25,172	4,187,614
Total		28,585,105
Software 11.3%
Adobe, Inc.(a)	11,826	4,171,621
Fortinet, Inc.(a)	8,306	698,368
Microsoft Corp.	23,144	11,987,435
Palantir Technologies, Inc., Class A(a)	9,899	1,805,776
Palo Alto Networks, Inc.(a)	10,217	2,080,386
Salesforce, Inc.	16,443	3,896,991
ServiceNow, Inc.(a)	758	697,572
Total		25,338,149
Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.(b)	53,755	13,687,636
NetApp, Inc.	8,594	1,018,045
Total		14,705,681
Total Information Technology		76,187,879
Materials 2.0%
Chemicals 1.3%
CF Industries Holdings, Inc.	33,285	2,985,665
Metals & Mining 0.7%
Newmont Corp.	17,933	1,511,931
Total Materials		4,497,596
Real Estate 1.6%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	19,438	330,835
Specialized REITs 1.5%
American Tower Corp.	8,488	1,632,412
Equinix, Inc.	1,041	815,353
SBA Communications Corp.	4,372	845,326
Total		3,293,091
Total Real Estate		3,623,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.0%
Edison International	20,911	1,155,960
Exelon Corp.	30,363	1,366,639
PG&E Corp.	128,595	1,939,212
Total		4,461,811
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	72,886	959,180
Total Utilities		5,420,991
Total Common Stocks (Cost $155,602,541)		220,814,011

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(d)	3,184,548	3,183,593
Total Money Market Funds (Cost $3,183,662)		3,183,593
Total Investments in Securities (Cost: $158,786,203)		223,997,604
Other Assets & Liabilities, Net		(102,051)
Net Assets		223,895,553
At September 30, 2025, securities and/or cash totaling $658,728 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	10	12/2025	USD	3,369,375	45,150	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.

Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	4,092,121	23,184,626	(24,093,085)	(69)	3,183,593	(404)	86,775	3,184,548
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7003_12_D01_(11/25)